Submission	Jan. 29, 2026
Submission [Line Items]
Central Index Key	0002068385
Registrant Name	SHARONAI HOLDINGS, INC.
Registration File Number	333-292398
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A